UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	June 1, 2017 to June 30, 2017

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-2, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class C	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2015-4, Class B	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________
Series 2016-2, Class B	|__|	|__|	|_X_|	___________
Series 2016-3, Class A	|__|	|__|	|_X_|	___________
Series 2016-3, Class B	|__|	|__|	|_X_|	___________
Series 2017-1, Class A	|__|	|__|	|_X_|	___________
Series 2017-1, Class B	|__|	|__|	|_X_|	___________

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12 and 99.13.

Trust Performance
	Jun-17	May-17	Apr-17	3-Month Avg
Gross Trust Yield	25.67%	24.74%	26.18%	25.53%
Gross Charge-Off Rate	5.78%	6.56%	6.67%	6.33%
Gross Charge-Off Rate Excluding Fraud	5.60%	6.36%	6.48%	6.15%
Net Charge Off Excluding Fraud	4.59%	5.18%	5.33%	5.03%
Trust excess spread percentage	16.14%	14.56%	15.91%	15.54%
Payment Rate	14.48%	14.32%	14.21%	14.34%

Delinquency Data
1-29 Days Delinquent	3.03%	2.87%	2.78%	2.90%
30-59 Days Delinquent	0.89%	0.83%	0.79%	0.84%
60-89 Days Delinquent	0.63%	0.57%	0.65%	0.62%
90-119 Days Delinquent	0.47%	0.53%	0.51%	0.50%
120-149 Days Delinquent	0.47%	0.46%	0.48%	0.47%
150-179 Days Delinquent	0.40%	0.38%	0.45%	0.41%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$12.1	$12.2	$12.3	$12.2

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period ending in or prior to April 2017 began on the 22nd day of the previous calendar month and ended on the 21st day of the calendar month indicated below. The distribution period ending in May 2017 began on April 22, 2017 and ended on May 31, 2017. Each distribution period ending after May 2017 begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2016	2017
January	28	26
February	30	32
March	26	25
April	29	29
May	26	38*
June	30	27
July	27	28
August	28	28
September	30	26
October	26	30
November	30	28
December	27	28

* The May 2017 distribution period began on April 22, 2017 and ended on May 31, 2017.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period June 1, 2017 through June 30, 2017. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2017. The CIK number of the Securitizer is 0001226006.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Issuance of Series 2017-1 Notes

On June 16, 2017, Synchrony Credit Card Master Note Trust (the “Trust”) issued $750,000,000 of Series 2017-1 Class A Asset Backed Notes (the “2017-1 Class A Notes”), $71,917,808 of Series 2017-1 Class B Asset Backed Notes (the “2017-1 Class B Notes”), $61,643,836 of Series 2017-1 Class C Asset Backed Notes (the “2017-1 Class C Notes”) and $92,465,753 of Series 2017-1 Class D Asset Backed Notes (the “2017-1 Class D Notes”, and together with the 2017-1 Class A Notes, the 2017-1 Class B Notes and the 2017-1 Class C notes, the “Series 2017-1 Notes”), described in a Prospectus dated June 7, 2017.  The information required by Item 3 of Part II of Form 10-Q with respect to the Series 2017-1 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on June 22, 2017.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

On June 16, 2017, RFS Holding, L.L.C. (the “Depositor”) retained all of the 2017-1 Class C Notes and 2017-1 Class D Notes. None of the Depositor’s interest in the 2017-1 Class C Notes or the 2017-1 Class D notes is being retained in compliance with law.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 - Exhibits

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for July 17, 2017 Payment Date.

99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for July 17, 2017 Payment Date.

99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for July 17, 2017 Payment Date.

99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for July 17, 2017 Payment Date.

99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for July 17, 2017 Payment Date.

99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for July 17, 2017 Payment Date.

99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for July 17, 2017 Payment Date.

99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for July 17, 2017 Payment Date.

99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for July 17, 2017 Payment Date.

99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for July 17, 2017 Payment Date.

99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for July 17, 2017 Payment Date.

99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for July 17, 2017 Payment Date.

99.13	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-1, for July 17, 2017 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: July 17, 2017	By: /s/ Andrew Lee
Name: Andrew Lee
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for July 17, 2017 Payment Date.

99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for July 17, 2017 Payment Date.

99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for July 17, 2017 Payment Date.

99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for July 17, 2017 Payment Date.

99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for July 17, 2017 Payment Date.

99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for July 17, 2017 Payment Date.

99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for July 17, 2017 Payment Date.

99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for July 17, 2017 Payment Date.

99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for July 17, 2017 Payment Date.

99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for July 17, 2017 Payment Date.

99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for July 17, 2017 Payment Date

99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for July 17, 2017 Payment Date

99.13	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-1, for July 17, 2017 Payment Date